U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
1.	Name and address of issuer:	MassMutual Select Funds
		1295 State Street
		Springfield, MA. 01111-0001

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
		[ ]

	MassMutual Select Diversified Value Fund
	MassMutual Select Small Cap Growth Equity Fund
	MassMutual Select Destination Retirement 2010 Fund
	MassMutual Select Destination Retirement 2020 Fund
	MassMutual Select Destination Retirement 2030 Fund
	MassMutual Select Destination Retirement 2040 Fund
	MassMutual Select Destination Retirement Income Fund
	MassMutual Select Small Company Value Fund
	MassMutual Select Small Company Growth Fund
	MassMutual Select Strategic Balanced Fund
	MassMutual Select Strategic Bond Fund
	MassMutual Select Large Cap Value Fund
	MassMutual Select Aggressive Growth Fund
	MassMutual Select Focused Value Fund
	MassMutual Select Mid Cap Growth Equity II Fund
	MassMutual Select Indexed Equity Fund
	MassMutual Select Value Equity Fund
	MassMutual Select Overseas Fund
	MassMutual Select Blue Chip Growth Fund
	MassMutual Select Fundamental Value Fund
	MassMutual Select Core Opportunities Fund
	MassMutual Select Small Cap Value Equity Fund
	MassMutual Select Small Cap Core Equity Fund
	MassMutual Select Mid Cap Value Fund
	MassMutual Select Diversified International Fund

3.	Investment Company Act File Number: 811-8274

	Securities Act File Number: 33-73824

4(a)	Last day of fiscal year for which this Form is filed: December 31, 2006
4(b)	[ ]	Check box if this is the last time the issuer will be filing this Form.
NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
4(c)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
	during the fiscal year pursuant to section 24(f):	$7,234,644,061

	(ii)	Aggregate price of securities redeemed
	or repurchased during the fiscal year:	$5,758,626,463

	(iii)	Aggregate price of securities redeemed
	or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

	(iv)	Total available redemption credits
	[add items 5(ii) and 5(iii)]:	$5,758,626,463

	(v)	Net sales -- if item 5(i) is greater
	than Item 5(iv) [subtract Item 5(iv)	$1,476,017,598
	from Item 5(i)]:
	(vi)	Redemption credits available for use
	in future years -- if Item 5(i) is	$0

less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	0.0000307000

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter “0” if no fee is due):	= $45,313.74

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.	Interest due -- if this Form is being filed more than 90 days after the
	end of the issuer’s fiscal year (see Instruction D):		+ $0

8.	Total of the amount of the registration fee due plus any interest due
	[Item 5(viii) plus Item 7]:		= $45,313.74

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:		03/22/2007

Method of Delivery:
CIK# 00000916053

[ X ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicholas Palmerino

Nicholas Palmerino, Chief Financial Officer and Treasurer

Date:	March 23, 2007
*Please print the name and title of the signing officer below the signature.